Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 ₪ / shares shares
Statement of Financial Position [Abstract]
Net of allowance for credit losses (in Dollars) | $	$ 380
Ordinary shares, par value (in New Shekels per share and Dollars per share) | (per share)		₪ 0.2
Ordinary shares, shares authorized	15,000,000	5,000,000
Ordinary shares, shares issued	2,151,745	1,522,398
Ordinary shares, shares outstanding	2,151,745	1,522,398